Contingent liabilities and commitments (Table)	12 Months Ended
Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
Contingent liabilities and commitments
The following table summarises the nominal principal amount of contingent liabilities and commitments which are not recorded on-balance sheet:

	Barclays Bank Group
	2022	2021
	£m	£m
Guarantees and letters of credit pledged as collateral security	17,700	15,759
Performance guarantees, acceptances and endorsements	8,100	7,987
Total contingent liabilities and financial guarantees	25,800	23,746
Of which: Financial guarantees carried at fair value	1,423	231

Documentary credits and other short-term trade related transactions	1,748	1,584
Standby facilities, credit lines and other commitments	333,229	282,867
Total commitments	334,977	284,451
Of which: Loan commitments carried at fair value	13,471	18,571